Shareholders' Equity - Share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Share capital	$ 24,744	$ 24,199
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	127,685,599	117,273,566	105,371,800
Share capital	$ 12,768	$ 11,727	$ 10,537
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	119,761,681	124,722,559	129,942,506
Share capital	$ 11,976	$ 12,472	$ 12,994
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	247,447,280	241,996,125
Share capital	$ 24,744	$ 24,199